Bank loans (Tables)	12 Months Ended
Apr. 30, 2026
Debt Disclosure [Abstract]
Schedule of maturities

The maturities schedule is as follows:

	Amount	Amount
	S$	US$
Year ending April 30,
2027	58,313	45,782
2028	20,053	15,744
Total	78,366	61,526
Less: current portion	(58,313)	(45,782)
Long-term portion	20,053	15,744